WARRANTS AND DERIVATIVES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Schedule of Significant Inputs And Valuation Technique Used To Measure Fair Value of The Warrants
The Company had determined the warrant liability to be a Level 3 fair value measurement. The Company utilizes the Black-Scholes-Merton (“Black-Scholes”) model to determine the fair value of the Legacy Liability Warrants at each reporting date. The significant inputs utilized in the Black-Scholes model as of December 31, 2021 were as follows.

December 31, 2021
Common Stock Fair Value Per Share	$16.81
Exercise Price Per Share	$0.01
Volatility	75.7%
Risk-free rate	0.53%
Expected Dividend Rate	0.0%

Summary of Changes in the Fair Value of the Warrant Liability Included in Other Long Term Liabilities
The following table summarizes the changes in the warrant liability included in other long-term liabilities that were issued in connection with the Note Agreement (in thousands):

Warrant Liability

Balance as of December 31, 2021	$561
Legacy Liability Warrants issued	428
Change in fair value	717
Settlement of warrant liability in common stock	(1,706)

Balance as of September 30, 2022	$—

Nogin Inc [Member]
Class of Warrant or Right [Line Items]
Schedule of Significant Inputs And Valuation Technique Used To Measure Fair Value of The Warrants
The Company has determined the warrant liability to be a Level 3 fair value measurement. The Company utilizes the Black-Scholes-Merton (“Black-Scholes”) model to determine the fair value of the Warrants at each reporting date. The significant inputs utilized in the Black-Scholes model as of December 31, 2021 and grant date were as follows:

	December 31, 2021	Grant Date August 11, 2021
Common Stock Fair Value Per Share	$16.81	$22.13
Exercise Price Per Share	$0.01	$0.01
Volatility	75.7%	75.7%
Risk-free rate	0.53%	0.53%
Expected Dividend Rate	0.0%	0.0%

Summary of Changes in the Fair Value of the Warrant Liability Included in Other Long Term Liabilities
The following table summarizes the changes in the warrant liability included in other long-term liabilities (in thousands):

Balance as of January 1, 2020	$—
Fair value of Warrants at inception of Note Agreement	—
Change in fair value of warrant liability	—

Balance as of December 31, 2020	$—
Fair value of Warrants at inception of Note Agreement	738
Change in fair value of warrant liability	(177)

Balance as of December 31, 2021	$561